UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/10

Item 1.  Reports to Stockholders.

BTS Bond Asset Allocation Fund

Semi-Annual Report

June 30, 2010

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

BTS Bond Asset Allocation Fund
PORTFOLIO REVIEW
June 30, 2010 (Unaudited)

The fund's performance figures* for the period ending June 30, 2010, compared to its benchmarks:

Since Inception ***
BTS Bond Asset Allocation Fund Class A	0.73%
BTS Bond Asset Allocation Fund Class A (with load of 5%)	-4.34%
BTS Bond Asset Allocation Fund Class C	0.41%
Barclays Aggregate Bond Index Total Return **	5.19%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-287-9820

** The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly, unlike the Fund's returns, the Index does not reflect any fees or expenses

*** Inception date is January 4, 2010.

Top Holdings By Industry	% of Net Assets
Mutual Funds	71.2%
Bonds & Notes	0.8%
Other, Cash & Cash Equivalents	28.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

BTS Bond Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)
Shares				Value

	MUTUAL FUNDS - 71.2%
	DEBT FUNDS - 71.2%
407,821	Harbor Bond Fund			$ 5,179,321
2,245,575	Metropolitan West Total Return Bond Fund			23,331,524
5,482,624	PIMCO Total Return Fund			61,734,350
1,021,923	TCW Total Return Bond Fund			10,362,295
	TOTAL MUTUAL FUNDS ( Cost - $98,819,720)			100,607,490

Par Value	BONDS & NOTES - 0.8%	Coupon Rate (%)	Maturity
1,000,000	United States Treasury Note	3.50%	5/15/2020	1,042,400
	TOTAL BONDS & NOTES ( Cost - $1,045,000)

	SHORT-TERM INVESTMENTS - 28.0%
Shares	MONEY MARKET FUND - 28.0%
39,567,489	Fidelity Government Institutional Money Market Portfolio			39,567,489
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $39,567,489)

	TOTAL INVESTMENTS - 100.0% ( Cost - $139,432,209) (a)			$ 141,217,379
	OTHER ASSETS LESS LIABILITIES - 0.0%			16,558
	NET ASSETS - 100.0%			$ 141,233,937

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation			$ 1,787,770
	Unrealized depreciation			(2,600)
	Net unrealized appreciation			$ 1,785,170

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 139,432,209
At value	$ 141,217,379
Cash	1,200,000
Receivable for Fund shares sold	189,101
Dividends and interest receivable	325,303
Prepaid expenses and other assets	147
TOTAL ASSETS	142,931,930

LIABILITIES
Payable for securities purchased	1,422,387
Fees payable to other affiliates	11,871
Distributions Payable	7,498
Investment advisory fees payable	124,517
Distribution (12b-1) fees payable	33,788
Fund shares repurchased	78,486
Accrued expenses and other liabilities	19,446
TOTAL LIABILITIES	1,697,993
NET ASSETS	$ 141,233,937

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 140,563,055
Accumulated undistributed net investment income	55,750
Accumulated net realized loss from security transactions	(1,170,038)
Net unrealized appreciation of investments	1,785,170
NET ASSETS	$ 141,233,937

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 136,655,363
Shares of beneficial interest outstanding	13,617,418
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 10.04
Maximum offering price per share (Maximum sales charge of 5.00%) (b)	$ 10.57

Class C Shares:
Net Assets	$ 4,578,574
Shares of beneficial interest outstanding	456,560
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 10.03

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $5 million or more, the maximum sales charge will not apply. Instead the investment may be subject to a 1.00% contingent deferred sales charge redeemed during the first 18 months.

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$ 1,228,431
Interest	187,612
TOTAL INVESTMENT INCOME	1,416,043

EXPENSES
Investment advisory fees	597,575
Distribution (12b-1) fees:
Class A	146,890
Class C	10,017
Administrative services fees	54,509
Transfer agent fees	24,947
Accounting services fees	19,604
Professional fees	15,727
Registration fees	9,549
Custodian fees	9,171
Compliance officer fees	6,441
Printing and postage expenses	4,771
Trustees' fees and expenses	3,339
Insurance expense	1,958
Other expenses	1,238
TOTAL EXPENSES	905,736

NET INVESTMENT GAIN	510,307

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS AND SWAP TRANSACTIONS
Net realized gain/(loss) from:
Security transactions	(1,367,954)
Swap transactions	197,916
(1,170,038)
Net change in unrealized appreciation (depreciation) from:
Security transactions	1,785,170

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	615,132

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,125,439

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2010 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 510,307
Net realized loss from investments and swap transactions	(1,170,038)
Net change in unrealized appreciation on investments	1,785,170
Net increase in net assets resulting from operations	1,125,439

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(449,613)
Class C	(4,944)
Net decrease in net assets from distributions to shareholders	(454,557)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	151,280,685
Class C	4,534,244
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	442,548
Class C	4,396
Redemption fee proceeds:
Class A	20,487
Payments for shares redeemed:
Class A	(15,714,844)
Class C	(4,461)
Net increase in net assets from shares of beneficial interest	140,563,055

TOTAL INCREASE IN NET ASSETS	141,233,937

NET ASSETS
Beginning of Period	-
End of Period *	$ 141,233,937
* Includes accumulated undistributed net investment income (loss) of:	$ 55,750

(a) BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
June 30, 2010 (a)
(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	15,153,165
Shares Reinvested	44,445
Shares Redeemed	(1,580,192)
Net increase in shares of beneficial interest outstanding	13,617,418

Class C:
Shares Sold	456,566
Shares Reinvested	442
Shares Redeemed	(448)
Net increase in shares of beneficial interest outstanding	456,560

(a) BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A		Class C
	For the		For the
	Period Ended		Period Ended
	June 30		June 30
	2010 (1)		2010 (1)
	(Unaudited)		(Unaudited)

Net asset value, beginning of period	$ 10.00		$ 10.00
Activity from investment operations:
Net investment income gain (2)	0.04		0.03
Net realized and unrealized gain
on investments	0.03		0.01
Total from investment operations	0.07		0.04

Paid-in-capital from redemption fees	0.00	(3)	-

Less distributions from:
Net investment income	(0.03)		(0.01)
Total distributions	(0.03)		(0.01)

Net asset value, end of period	$ 10.04		$ 10.03

Total return (4,5)	0.73%		0.41%

Net assets, end of period (000s)	$ 136,655		$ 4,579

Ratio of expenses to average
net assets (6,7)	1.50%		2.25%

Ratio of net investment gain to
average net assets (6,7,8)	0.87%		0.67%

Portfolio Turnover Rate (5)	218%		218%

(1) The BTS Asset Allocation Fund commenced operations on January 4, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not Annualized.
(6)	The ratios of expenses and net investment (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.
(7) Annualized.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

1.

ORGANIZATION

The BTS Bond Asset Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek total return.  The Fund commenced operations on January 4, 2010.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Board, pursuant to procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-ended funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	100,607,490	-	-	100,607,490
Bonds & Notes	1,042,400	-	-	1,042,400
Money Market Funds	39,567,489	-	-	39,567,489
Total	141,217,379	-	-	141,217,379

The Fund did not hold any Level 3 securities during the period.

*Refer to the Portfolio of Investments for industry classification.

New Accounting Announcement - In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended June 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments, amounted to $281,241,002 and $180,040,035 respectively.

Swap Agreements – BTS is subject to equity price risk and/or interest rate risk in the normal course of pursuing its investment objective.   The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.  For the period ended June 30, 2010 the Fund traded 1 swap contract for a net gain of $197,916 which is included in the net realized gains from swap transactions in the Statement of Operations.  As of June 30, 2010, the Fund did not have any open swap contracts.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. BTS Asset Management, Inc. serves as the Fund’s investment advisor (the

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

“Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares (of which up to 0.25% is a shareholder service fee) and 1.00% of its average daily net assets for Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee) is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.   The Fund pays the chairperson of the Audit committee an additional $2,000 pro rate share per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000* or

8 basis points or 0.08% per annum on the first $100 million in net assets

6.4 basis points or 0.064% per annum on the next $150 million in net assets

1.8

basis points or 0.048% per annum on net assets greater than $250 million

* Fee will increase to $36,000 per annum in January 2011.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $21,600* plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

1.6 basis points or 0.016% on net assets of $25 million to $100 million

0.8 basis points or 0.008% on net assets greater than $100 million

* Fee will increase to $29,700 per annum in January 2011.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $14,400 or the number of shareholder accounts multiplied by $12.80 for open accounts and $2.00 for closed accounts.

* Fee will increase to $16,200 annual minimum or $14.40 per open account in January 2011.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended June 30, 2010, the Fund incurred expenses of $6,441 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees would be included in the line item marked “Compliance officer fees” on the Statement of operations in the shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended June 30, 2010, GemCom collected amounts totaling $170 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing and postage expense” on the Statement of operations in the shareholder report.

5. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended June 30, 2010, Class A and Class C shares assessed $20,487 and $0, respectively, in redemption fees.

6. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the financial statements.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Approval of Advisory Agreement –BTS Bond Asset Allocation Fund

In connection with a regular meeting held on May 29, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (“BTS” or the “Adviser”) and the Trust, on behalf of BTS Bond Asset Allocation Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s existing hedge fund, and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because BTS has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered BAM’s past performance with its existing accounts.  The board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.  It was noted that although BTS’s proposed advisory fee was slightly higher than its peers, the Fund’s tactical investment strategy will be active with its projected 500% turnover and different than other bond funds.  The Trustees agreed that those factors, plus BTS’s strong track record of performance, justify its proposed advisory fee.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was noted that if the Fund’s assets grow in accordance with BTS’s projections, the Fund’s management fee may need to be re-evaluated in connection with the economies of scale that the Fund could potentially achieve within the first two years of its Advisory Agreement.  After discussion, the Trustees stated that the officers will monitor the Fund’s asset levels and, if economies of scale become a relevant consideration, they would re-evaluate the Fund’s advisory fee and discuss the fees with the Adviser.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees agreed that after the Fund commences operations, they would monitor the Fund’s asset levels during their quarterly meetings and, if the Adviser’s profitability in connection with the Fund’s operation becomes excessive, they would re-evaluate the Fund’s advisory fee.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

BTS Bond Asset Allocation Fund

EXPENSE EXAMPLES

June 30, 2010 (Unaudited)

As a shareholder of the BTS Bond Asset Allocation Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the BTS Bond Asset Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 4, 2010 through June 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the BTS Bond Asset Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Beginning Account Value 1/4/10	Ending Account Value 6/30/10	Expense Paid During Period 1/4/10 - 6/30/10
Class A	$1,000.00	$1,007.30*	$7.30
Class C	$1,000.00	$1,004.10*	$10.93

Hypothetical (5% return before expenses)	Beginning Account Value 1/4/10	Ending Account Value 6/30/10	Expense Paid During Period 1/4/10 - 6/30/10
Class A	$1,000.00	$1,017.36**	$7.50
Class C	$1,000.00	$1,013.64**	$11.23

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, 1.50%, multiplied by the number of days in the period (177) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, 2.25%, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR

BTS Asset Management, Inc.

420 Bedford Street Suite 340

Lexington, MA 02420

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

9/1/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

9/1/10

By (Signature and Title)

/s/ Kevin E. Wolf

           Kevin E. Wolf, Treasurer

Date

9/1/10